                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               ----------

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cincinnati Financial Corporation
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: President and Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                  Fairfield, Ohio   August 8, 2008
-------------------------------------   ---------------   --------------
Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.   File No.                             Name
---   --------   -------------------------------------------------------
01    28-10753   The Cincinnati Insurance Company
02    28-10754   The Cincinnati Life Insurance Company
03    28-10755   The Cincinnati Casualty Company
04    28-10756   The Cincinnati Indemnity Company
05    28-12741   The Cincinnati Specialty Underwriters Insurance Company


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           31

Form 13F Information Table Value Total     1,264,437
                                          (thousands)

List of Other Included Managers: None


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
                                                                  COLUMN 5        COLUMN 6
                                 COLUMN 2     COLUMN 3  COLUMN 4   SHARES/   SH/ INVESTMENT COLUMN 7  COLUMN 8
ISSUER                        TITLE OF CLASS   CUSIP   FMV (000)  PRINCIPAL  PRN     DIS    OTH MGRS    SOLE    SHARED NONE
------                       --------------- --------- --------- ---------- ---- ---------- -------- ---------- ------ ----
AGL RESOURCES                COMMON          001204106    12,940    374,200  SH  SOLE                   374,200   --    --
ARTHUR J GALLAGHER           COMMON          363576109       482     20,000  SH  SOLE                    20,000   --    --
BB & T CORP                  COMMON          054937107     5,123    225,000  SH  SOLE                   225,000   --    --
CHEVRON CORPORATION          COMMON          166764100    32,911    332,000  SH  SOLE                   332,000   --    --
CONOCOPHILLIPS               COMMON          20825C104     9,439    100,000  SH  SOLE                   100,000   --    --
DUKE ENERGY CORP             COMMON          26441C105    21,829  1,256,000  SH  SOLE                 1,256,000   --    --
EQUITY RESIDENTIAL           CONVERTIBLE DEB 26884AAV5     1,750  1,850,000  PRN SOLE                 1,850,000   --    --
EXXON MOBIL CORPORATION      COMMON          30231G102    53,588    608,060  SH  SOLE                   608,060   --    --
FIFTH THIRD BANCORP          COMMON          316773100   276,729 27,183,604  SH  SOLE                27,183,604   --    --
FIRST FINANCIAL BANCORP      COMMON          320209109     9,534  1,036,318  SH  SOLE                 1,036,318   --    --
FORTUNE BRANDS INC           COMMON          349631101    40,741    652,792  SH  SOLE                   652,792   --    --
GENERAL ELECTRIC CO          COMMON          369604103    35,146  1,316,815  SH  SOLE                 1,316,815   --    --
GENUINE PARTS CO             COMMON          372460105    30,673    773,000  SH  SOLE                   773,000   --    --
JOHNSON & JOHNSON            COMMON          478160104    83,637  1,299,915  SH  SOLE                 1,299,915   --    --
LINCOLN NATIONAL CORP        COMMON          534187109     5,319    117,361  SH  SOLE                   117,361   --    --
LINEAR TECHNOLOGY CORP       COMMON          535678106    25,867    794,200  SH  SOLE                   794,200   --    --
MEDTRONIC INC                COMMON          585055106    35,695    689,750  SH  SOLE                   689,750   --    --
MEDTRONIC INC                CONVERTIBLE DEB 585055AM8     2,512  2,350,000  PRN SOLE                 2,350,000   --    --
MICROCHIP TECHNOLOGY INC     COMMON          595017104    18,629    610,000  SH  SOLE                   610,000   --    --
MICROSOFT CORP               COMMON          594918104    21,595    785,000  SH  SOLE                   785,000   --    --
PEOPLES COMMUNITY BANCORP    COMMON          71086E107       224    100,000  SH  SOLE                   100,000   --    --
PEPSICO INC                  COMMON          713448108    24,450    384,500  SH  SOLE                   384,500   --    --
PFIZER INC                   COMMON          717081103    40,207  2,301,500  SH  SOLE                 2,301,500   --    --
PIEDMONT NATURAL GAS         COMMON          720186105    68,759  2,628,400  SH  SOLE                 2,628,400   --    --
PNC FINANCIAL SERVICES GROUP COMMON          693475105   151,372  2,651,000  SH  SOLE                 2,651,000   --    --
PROCTER & GAMBLE CORPORATION COMMON          742718109    76,447  1,257,140  SH  SOLE                 1,257,140   --    --
SPECTRA ENERGY CORP          COMMON          847560109     2,242     78,000  SH  SOLE                    78,000   --    --
SYSCO CORP                   COMMON          871829107    12,875    468,000  SH  SOLE                   468,000   --    --
U S BANCORP                  COMMON          902973304   119,601  4,288,326  SH  SOLE                 4,288,326   --    --
WELLS FARGO & CO             COMMON          949746101    24,938  1,050,000  SH  SOLE                 1,050,000   --    --
WYETH                        COMMON          983024100    19,184    400,000  SH  SOLE                   400,000   --    --
                                                       1,264,437


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